Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net

7.    Accounts receivable, net

Accounts receivable, net as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Accounts receivable	4,371,898	4,214,787
Less: allowance for doubtful accounts	(481,186)	(422,146)

	3,890,712	3,792,641

As of December 31, 2019, accounts receivable at carrying value of RMB422.1 million (2018: RMB481.2 million) were impaired and fully provided for. The movements in the allowance for doubtful accounts are as follows:

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	100,040	252,905	481,186
Charge for the year	152,865	228,281	354,017
Write off for the year	—	—	(413,057)

Balance as of December 31	252,905	481,186	422,146